UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Capital Partners LLP
                                 Address: 50 Berkeley Street
                                          London, U.K.
					  W1J 8HD

				 13F File Number: 028-12853


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Meskin
Title: Director
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Mark Meskin	                         New York, NY       02/17/09
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            16

Form 13F Information Table Value Total:      $ 13,419 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1               028-12859                  David Nolan


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

BLDRS INDEX FDS TR EUR 100   ADR             09348R409 424    25000    SH       DEFINED 1                25000
CA INC                       COM             12673P105 1223   66000    SH       DEFINED 1                66000
CHECK POINT SOFTWARE TECH LT ORD             M22465104 1215   64000    SH       DEFINED 1                64000
CISCO SYS INC                COM             17275R102 1255   77000    SH       DEFINED 1                77000
CITRIX SYS INC               COM             177376100 754    32000    SH       DEFINED 1                32000
INTEL CORP                   COM             458140100 469    32000    SH       DEFINED 1                32000
ISHARES INC                  MSCI AUSTRIA INV464286202 260    20000    SH       DEFINED 1                20000
ISHARES INC                  MSCI TAIWAN     464286731 926    122000   SH       DEFINED 1                122000
ISHARES TR                   MSCI EMERG MKT  464287234 1498   60000    SH       DEFINED 1                60000
PHILIP MORRIS INTL INC       COM             718172109 348    8000     SH       DEFINED 1                8000
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT    73935S105 848    40000    SH       DEFINED 1                40000
POWERSHS DB MULTI SECT COMM  DB ENERGY FUND  73936B101 402    20000    SH       DEFINED 1                20000
SEMICONDUCTOR HLDRS TR       DEP RCPT        816636203 1426   81000    SH       DEFINED 1                81000
SWEDISH EXPT CR CORP         ROG ARGI ETN22  870297603 149    20000    SH       DEFINED 1                20000
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR   874039100 1462   185000   SH       DEFINED 1                185000
TEXAS INSTRS INC             COM             882508104 760    49000    SH       DEFINED 1                49000
